Cover	9 Months Ended
Oct. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The purpose of this Amendment No.
Entity File Number	333-270087
Entity Registrant Name	MAMAMANCINI’S HOLDINGS, INC.
Entity Central Index Key	0001520358
Entity Tax Identification Number	27-0607116
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	25 Branca Road
Entity Address, City or Town	East Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07073
City Area Code	(201)
Local Phone Number	531-1212
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true